Consolidated statements of cash flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Statement [LineItems]
Cash flows from operating activities		$ 845.0	$ 568.7	[1]	$ 732.0	[1]
Cash generated by operations		1,302.8	998.0	[1]	1,286.5	[1]
Interest received		6.6	6.8	[1]	5.1	[1]
Change in working capital	[1]	(24.6)	(31.9)		(89.9)
Cash generated by operating activities		1,284.8	972.9	[1]	1,201.7	[1]
Silicosis payment		(4.6)	0.0	[1]	0.0	[1]
Interest paid		(132.0)	(91.0)	[1]	(90.4)	[1]
Royalties paid	[1]	(72.3)	(65.5)		(66.0)
Taxation paid	[1]	(181.8)	(190.7)		(249.4)
Net cash from operations		894.1	625.7	[1]	795.9	[1]
Dividends paid/advanced		(49.1)	(57.0)	[1]	(70.7)	[1]
- Owners of the parent		(45.5)	(45.5)	[1]	(62.8)	[1]
- Non-controlling interest holders		(2.2)	(9.8)	[1]	(6.4)	[1]
- South Deep BEE dividend		(1.4)	(1.7)	[1]	(1.5)	[1]
Cash generated by continuing operations		845.0	568.7	[1]	725.2	[1]
Cash generated by discontinued operations		0.0	0.0	[1]	6.8	[1]
Cash flows from investing activities		(446.8)	(886.8)	[1]	(908.6)	[1]
Additions to property, plant and equipment		(612.5)	(814.2)	[1]	(833.6)	[1]
Proceeds on disposal of property, plant and equipment		3.7	78.9	[1]	23.2	[1]
Purchase of Asanko Gold		(20.0)	(165.0)	[1]	0.0	[1]
Purchase of investments		(6.5)	(19.3)	[1]	(80.1)	[1]
Redemption of Asanko Preference Shares		10.0	0.0	[1]	0.0	[1]
Proceeds on disposal of subsidiary		6.2	0.0	[1]	0.0	[1]
Proceeds on disposal of Maverix		66.8	0.0	[1]	0.0	[1]
Proceeds on disposal of investments		112.6	0.5	[1]	0.0	[1]
Contributions to environmental trust funds		(7.1)	(7.7)	[1]	(16.7)	[1]
Cash utilised in continuing operations		(446.8)	(886.8)	[1]	(901.8)	[1]
Cash utilised in discontinued operations		0.0	0.0	[1]	(6.8)	[1]
Cash flows from financing activities		(104.6)	151.6	[1]	85.1	[1]
Loans raised		1,538.0	690.0	[1]	787.6	[1]
Loans repaid		(1,604.3)	(535.9)	[1]	(702.5)	[1]
Payment of lease liabilities		(38.3)	(2.5)	[1]	0.0	[1]
Cash (utilised)/generated by continuing operations		(104.6)	151.6	[1]	85.1	[1]
Cash generated by discontinued operations		0.0	0.0	[1]	0.0	[1]
Net cash generated/(utilised)		293.6	(166.5)	[1]	(91.5)	[1]
Effect of exchange rate fluctuation on cash held		1.7	(7.6)	[1]	14.3	[1]
Cash and cash equivalents at beginning of the year	[1]	219.7	393.8		471.0
Cash and cash equivalents at end of the year		515.0	219.7	[1]	393.8	[1]
Arctic Platinum Project [Member]
Statement [LineItems]
Proceeds on disposal of assets		0.0	40.0	[1]	0.0	[1]
Darlot [Member]
Statement [LineItems]
Proceeds on disposal of assets		$ 0.0	$ 0.0	[1]	$ 5.4	[1]

[1]	Refer note 42.